PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015	Jan. 01, 2015
Reversal Of Refundable Deposits		¥ 209,500,000				$ 30,500,000
Counter Veiling Duty Percentage							20.94%	10.64%
Proceeds from Sale of Intangible Assets		¥ 0	$ 0	¥ 8,600,520	¥ 36,095,570
Subsequent Event [Member] | Use Rights [Member]
Proceeds from Sale of Intangible Assets	¥ 11,600,000